INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Taxes Details Abstract
Income tax benefit at U.S. statutory rate of 34%					$ (1,662,499)	$ (776,314)
Income tax benefit - State					(244,485)	(114,164)
Non-deductible expenses					1,630,705	815,287
Increase in valuation allowance					276,279	75,191
Total provision for income tax